UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: December 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Penn Mutual AM Unconstrained Bond Fund

ANNUAL REPORT	DECEMBER 31, 2018

Investment Adviser: Penn Mutual Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

TABLE OF CONTENTS

Shareholders’ Letter	1

Schedule of Investments	5

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018
(UNAUDITED)

SHAREHOLDERS’ LETTER

Dear Shareholder,

We are pleased to provide the 2018 report for the Penn Mutual AM Unconstrained Bond Fund (the “Fund”) for the twelve-month period ending December 31, 2018. Included is a summary of Fund management, strategy and performance since the Fund’s July 2, 2018 inception and our outlook for the financial markets.

Financial markets started 2018 with solid performance, but experienced higher volatility beginning in February. The short-lived spike in volatility arrived almost immediately after incoming Federal Reserve (“Fed”) Chair Jerome Powell was sworn into office. Valuations recovered quickly but market volatility resumed during the fourth quarter. Following communication from Fed Chair Powell in early October suggesting additional rate hikes were in store for 2019, investor risk appetite quickly evaporated. The year closed on a very weak note as total returns among risk assets turning broadly negative. U.S. Investment grade corporate bond spreads widened versus Treasuries during the fourth quarter while the ICE BofAML U.S. High Yield Index registered negative total returns for three consecutive months.

Despite above trend economic growth and strong job creation in the United States during the past year, global economic growth was disappointing, especially in light of upbeat expectations from the outset. Signs of economic and financial market stress arose across numerous developed and emerging market economies. U.S. dollar appreciation, coupled with declining commodity prices, created challenges for emerging market economies with significant dollar-denominated liabilities taken on since the financial crisis. Escalating trade tensions and new tariffs imposed by the Trump administration pose downside risks to the Chinese economy, which is already struggling with slowing growth and an overheated real estate market.

Fund performance was slightly negative during the fourth quarter and since July inception, -0.55% and -0.10%, respectively. Broad-based credit spread widening during the fourth quarter negatively impacted valuations across Fund holdings of both corporate and structured securities. Credit spreads reached their widest levels since early 2016, when markets were similarly impacted by rapidly falling oil prices sparking fears of deflation and energy-related credit losses.

We expect the Fed will react to recent equity and credit market turmoil with a return to more market friendly communication and policy. The expected pause in rate hikes will likely mark the end of the current tightening cycle. We lengthened Fund duration in the fourth quarter as market volatility spiked and will remain opportunistic with duration and yield curve management as the Fed adjusts to the changing economic outlook.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018
(UNAUDITED)

Our current strategic overweight positions include high quality collateralized loan obligations (CLOs), securitized aircraft debt and bank hybrid securities. We added highly liquid investment grade corporate debt in the 7- to 10-year maturity range during the fourth quarter to take advantage of attractive relative values.

We thank you for your investment in the Fund and look forward to helping you achieve your investment goals in the future.

Warm Regards,

Mark Heppenstall

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018
(UNAUDITED)

Definition of Comparative Index And Other Investment Terms

The ICE 3-Month USD LIBOR Index is a benchmark rate produced for five currencies with 3-Month maturities. It provides an indication of the average rate at which a LIBOR contributor bank can obtain unsecured funding in the London interbank market for a given period, in a given currency. The performance results for the ICE 3-Month USD LIBOR Index are net of foreign income tax withholding.

ICE BofAML U.S. High Yield Index tracks the performance of below investment grade, but not in default, US dollar denominated corporate bonds publicly issued in the US domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018
(UNAUDITED)

Comparison of Change in the Value of a $1,000,000 Investment in the Penn Mutual AM Unconstrained Bond Fund, I Shares, versus the ICE 3-Month USD LIBOR Index.

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2018
Cumulative Inception to Date*
Penn Mutual AM Unconstrained Bond Fund, I Shares	-0.10%
ICE 3-Month USD LIBOR Index	1.25%

* The Penn Mutual AM Unconstrained Bond Fund commenced operations on July 2, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

SECTOR WEIGHTINGS (Unaudited)†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.6%

	Face Amount	Value

Communication Services — 4.2%
Comcast Callable 07/15/2028 @ $100 4.150%, 10/15/2028	$2,000,000	$2,030,865
Nokia 6.625%, 05/15/2039	1,000,000	1,015,000
Verizon Communications 4.329%, 09/21/2028	1,500,000	1,506,165

		4,552,030

Consumer Staples — 1.3%
Anheuser-Busch Callable 11/01/2025 @ $100 3.650%, 02/01/2026(A)	1,500,000	1,418,322

Energy — 3.3%
Cimarex Energy Callable 02/15/2027 @ $100 3.900%, 05/15/2027	750,000	695,955
Energy Transfer LP 7.500%, 10/15/2020	2,000,000	2,080,000
Newfield Exploration Callable 10/01/2025 @ $100 5.375%, 01/01/2026	750,000	735,000

		3,510,955

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — 6.2%
JPMorgan Chase Callable 08/01/2023 @ $100
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	$2,000,000	$1,955,000
NTC Capital II Callable 01/31/2019 @ $100
3.026%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	1,921,500
USB Capital IX Callable 01/31/2019 @ $100
3.500%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2049	2,000,000	1,480,000
Wachovia Capital Trust III Callable 01/31/2019 @ $100
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 03/15/2167	1,500,000	1,356,750

		6,713,250

Health Care — 3.7%
AbbVie Callable 08/14/2028 @ $100 4.250%, 11/14/2028	1,000,000	970,797
HCA Healthcare 6.250%, 02/15/2021	2,000,000	2,045,000
UnitedHealth Group 3.500%, 06/15/2023	1,000,000	1,008,622

		4,024,419

Industrials — 8.9%
Air Canada Pass Through Trust, Ser 2015-1, Cl C 5.000%, 03/15/2020(A)	1,425,000	1,432,125
American Airlines Pass Through Trust, Ser 2013-1, Cl B 5.625%, 01/15/2021(A)	1,826,198	1,839,895
American Airlines Pass Through Trust, Ser 2013-2, Cl B 5.600%, 07/15/2020(A)	1,894,661	1,908,871
Delta Air Lines Pass Through Trust 6.718%, 01/02/2023	1,630,483	1,726,355
Delta Air Lines Pass Through Trust, Ser 2007-1, Cl B 8.021%, 08/10/2022	960,706	1,045,344

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

IHS Markit Callable 08/01/2022 @ $100 5.000%, 11/01/2022(A)	$1,000,000	$1,010,000
United Airlines Pass Through Trust, Ser 2013-1, Cl B 5.375%, 08/15/2021	643,202	657,849

		9,620,439

Leisure Time — 1.6%
Silversea Cruise Finance Callable 02/01/2020 @ $105 7.250%, 02/01/2025(A)	1,656,000	1,750,723

Materials — 0.9%
Sealed Air 6.875%, 07/15/2033(A)	1,000,000	997,500

Mining — 1.5%
Teck Resources Callable 06/01/2019 @ $106 8.500%, 06/01/2024(A)	1,500,000	1,606,875

Pipelines — 4.0%
Cheniere Corpus Christi Holdings Callable 01/01/2024 @ $100 7.000%, 06/30/2024	2,220,000	2,342,100
Midcontinent Express Pipeline 6.700%, 09/15/2019(A)	1,900,000	1,917,816

		4,259,916

TOTAL CORPORATE OBLIGATIONS (Cost $39,342,003)		38,454,429

U.S. TREASURY OBLIGATIONS — 30.4%
U.S. Treasury Notes
2.875%, 10/31/2023	3,000,000	3,049,922
2.500%, 06/30/2020	10,000,000	9,992,188
United States Treasury Bills
2.401%, 07/18/2019(B)	5,500,000	5,425,547
2.285%, 06/20/2019(B)	2,750,000	2,718,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value

United States Treasury Inflation Indexed Bonds
1.375%, 01/15/2020	$8,186,010	$8,133,462
1.000%, 02/15/2048	1,025,500	971,808
0.750%, 07/15/2028	2,518,600	2,465,178

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,935,315)		32,756,573

ASSET-BACKED SECURITIES — 21.3%
Other ABS — 17.2%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A Callable 01/20/2020 @ $100
3.589%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (A)	2,500,000	2,464,310
DB Master Finance, Ser 2015-1A, Cl A2II Callable 02/20/2019 @ $100
3.980%, 02/20/2045 (A)	2,379,300	2,412,467
Sound Point CLO VII-R, Ser 2018-3RA, Cl B
4.082%, VAR ICE LIBOR USD 3 Month+1.800%, 10/23/2031 (A)	1,750,000	1,713,003
Sound Point CLO, Ser 2018-1RA, Cl B Callable 07/18/2020 @ $100
4.083%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/2031 (A)	4,000,000	3,905,488
Steele Creek CLO, Ser 2018-2A, Cl A Callable 08/18/2020 @ $100
3.473%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (A)	2,000,000	1,977,684
Taco Bell Funding, Ser 2016-1A, Cl A23 Callable 08/25/2023 @ $100
4.970%, 05/25/2046 (A)	1,635,100	1,680,703
Venture 33 CLO, Ser 2018-33A, Cl B Callable 07/15/2020 @ $100
4.028%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (A)	3,000,000	2,949,840
West CLO, Ser 2017-1A, Cl A1BR Callable 02/07/2019 @ $100 2.745%, 11/07/2025 (A)	1,486,992	1,477,585

		18,581,080

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Student Loan — 4.1%
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3 Callable 06/15/2028 @ $100
4.055%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (A)	$2,250,000	$2,321,099
SMB Private Education Loan Trust, Ser 2015-C, Cl A3 Callable 07/15/2027 @ $100
4.405%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (A)	2,000,000	2,059,550

		4,380,649

TOTAL ASSET-BACKED SECURITIES (Cost $23,164,266)		22,961,729

MORTGAGE-BACKED SECURITIES — 6.1%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC Multifamily Structured Pass Through Certificates, Ser K043, Cl X3, IO 1.635%, 02/25/2043	20,425,000	1,745,108

Non-Agency Mortgage-Backed Obligations — 4.5%
BHMS, Ser 2018-ATLS, Cl B
3.955%, VAR LIBOR USD 1 Month+1.500%, 07/15/2035 (A)	2,000,000	1,978,007
COMM Mortgage Trust, Ser 2014-UBS4, Cl XA, IO
1.178%, 08/10/2047	65,815,714	2,869,078

		4,847,085

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,530,958)		6,592,193

MUNICIPAL BOND — 3.4%
Los Angeles, Department of Water & Power System, RB
Callable 07/01/2020 @ $100 6.166%, 07/01/2040	3,500,000	3,658,725

TOTAL MUNICIPAL BOND (Cost $3,652,814)		3,658,725

TOTAL INVESTMENTS — 96.8% (Cost $105,625,356)		$104,423,649

Percentages are based on Net Assets of $107,886,780

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2018 was $38,821,863 and represents 36% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS — Asset-Backed Securities

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The open futures contracts held by the Fund at December 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Euro-OAT	(25)	Mar-2019	$(4,267,594)	$(4,319,481)	$(9,756)
Gold 100 oz	23	Mar-2019	2,853,870	2,946,990	93,120
U.S. 2-Year Treasury Note	(40)	Mar-2019	(8,467,500)	(8,492,500)	(25,000)
U.S. 10-Year Treasury Note	(70)	Mar-2019	(8,348,594)	(8,541,094)	(192,500)
Ultra 10-Year U.S. Treasury Note	(25)	Mar-2019	(3,154,102)	(3,251,953)	(97,852)

			$(21,383,920)	$(21,658,038)	$(231,988)

The following table summarizes the inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$38,454,429	$—	$38,454,429

U.S. Treasury Obligations	—	32,756,573	—	32,756,573

Asset-Backed Securities	—	22,961,729	—	22,961,729

Mortgage-Backed Securities	—	6,592,193	—	6,592,193

Municipal Bond	—	3,658,725	—	3,658,725

Total Investments in Securities	$—	$104,423,649	$—	$104,423,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$93,120	$—	$—	$93,120

Unrealized Depreciation	(325,108)	—	—	(325,108)

Total Other Financial Instruments	$(231,988)	$—	$—	$(231,988)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Amounts designated as “— “ are $0.

For the period ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the year.

For the year ended December 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $105,625,356)	$104,423,649
Foreign Currency, at Value (Cost $6,015)	6,015
Cash	2,220,867
Interest Receivable	1,154,987
Cash Pledged as Collateral for Futures Contracts	241,060
Offering Costs	34,102
Prepaid Expenses	1,584

Total Assets	108,082,264

Liabilities:
Due to Adviser	88,258
Due to Administrator	8,493
Chief Compliance Officer Fees Payable	1,492
Trustees Fees Payable	704
Variation Margin Payable	48,598
Audit Fees Payable	13,000
Other Accrued Expenses	34,939

Total Liabilities	195,484

Net Assets	$107,886,780

Net Assets Consist of:
Paid-in Capital	$109,629,239
Total distributable loss	(1,742,459)

Net Assets	$107,886,780

Net Asset Value Price Per Share
Class I Shares ($107,886,780 ÷ 10,964,881 shares) (unlimited authorization — no par value)	$9.84

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
PERIOD ENDED DECEMBER 31, 2018

STATEMENT OF OPERATIONS(1)
Investment Income:
Interest Income	$1,785,809

Total Investment Income	1,785,809

Expenses:
Investment Advisory Fees	313,340
Administration Fees	50,137
Trustees’ Fees	7,100
Chief Compliance Officer Fees	2,940
Deferred Offering Costs	33,915
Audit Fees	26,000
Legal Fees	15,000
Transfer Agent Fees	13,579
Printing Fees	10,000
Registration Fees	9,040
Pricing Fees	4,411
Custodian Fees	1,061
Insurance and Other Expenses	7,367

Total Expenses	493,890

Less:
Waiver of Investment Advisory Fees	(33,915)

Net Expenses	459,975

Net Investment Income	1,325,834

Net Realized Loss on Investments	(85,782)

Net Realized Gains on Futures Contracts	80,295

Net Realized Loss on Foreign Currency Transactions	(3)

Net Change in Unrealized Depreciation on Investments	(1,201,707)

Net Change in Unrealized Depreciation on Futures Contracts	(231,988)

Net Realized and Unrealized Loss on Investments, Futures Contracts and Currency Transactions	(1,439,185)

Net Decrease in Net Assets Resulting from Operations	$(113,351)

(1)	Commenced operations on July 2, 2018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2018*
Operations:
Net Investment Income	$1,325,834
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(5,490)
Net Change in Unrealized Depreciation on Investments and Futures Contracts	(1,433,695)

Net Decrease in Net Assets Resulting from Operations	(113,351)

Distributions	(1,629,108)

Return of Capital	(2,373)

Capital Share Transactions:
I Shares:
Issued	108,000,131
Reinvestment of Distributions	1,631,481
Redeemed	—

Net I Share Transactions	109,631,612

Net Increase in Net Assets from Share Transactions	109,631,612

Total Increase in Net Assets	107,886,780

Net Assets:
Beginning of Period	—

End of Period	$107,886,780

Share Transactions:
I Shares:
Issued	10,800,714
Reinvestment of Distributions	164,167

Net Increase in Shares Outstanding from Share Transactions	10,964,881

*Commenced operations on July 2, 2018.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Class I Shares	Period Ended December 31, 2018*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.12
Net Realized and Unrealized Loss	(0.13)

Total from Operations	(0.01)

Dividends and Distributions:
Net Investment Income	(0.12)
Net Realized Gain	(0.03)
Return of Capital	-^

Total Dividends and Distributions	(0.15)

Net Asset Value, End of Period	$9.84

Total Return†	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$107,887
Ratio of Expenses to Average Net Assets	0.86	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.92	%**
Ratio of Net Investment Income to Average Net Assets	2.48	%**
Portfolio Turnover Rate	21	%***

(1)   Per share calculations were performed using average shares for the period.

*  Commenced operations on July 2, 2018.

**  Annualized

***  Not Annualized

†   Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^  Amount is less than 0.005.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 25 funds. The financial statements herein are those of the Penn Mutual AM Unconstrained Bond Fund (the “Fund”). The investment objective of the Fund is to seek attractive risk-adjusted total return through a combination of income and capital appreciation. The Fund is classified as a diversified investment company. Penn Mutual Asset Management, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers I Shares. The Fund commenced operations on July 2, 2018. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — The Fund utilized futures contracts during the period ended December 31, 2018. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2018.

For the period ended December 31, 2018, the average monthly notional amount of futures contracts held were as follows:

Average Monthly Market Value Balance Long	$ 2,081,346
Average Monthly Market Value Balance Short	$ (9,652,088)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — During the period ended December 31, 2018, the Fund commenced operations and incurred offering costs of $68,017, which are being amortized to expense over a twelve month period. As of December 31, 2018, the Fund had $34,102 remaining to be amortized.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of December 31, 2018, is as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Commodity Contracts	Net Assets — Unrealized appreciation on futures contracts	93,120	*	Net Assets — Unrealized depreciation on futures contracts	9,756	*
Interest Rate Contracts	Net Assets — Unrealized appreciation on futures contracts	-	*	Net Assets — Unrealized depreciation on futures contracts	315,352	*

Total		$93,120			$325,108

*	Includes cumulative appreciation/(depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2018, were as follows:

The amount of realized gain on derivatives recognized in income:

Futures Contracts
Interest rate contracts	$57,281
Commodity contracts	23,014
Total	$80,295

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

Futures Contracts
Interest rate contracts	$ (315,352)
Commodity contracts	83,364
Total	$ (231,988)

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended December 31, 2018, the Fund paid $50,137 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.59% of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

In addition, The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until May 31, 2019 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2019. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of December 31, 2018, there were no fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund. In the Statement of Operations, the waiver of Investment Advisory Fees of $33,915 is a voluntary waiver.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended December 31, 2018, were as follows:

Purchases	Sales	US Government Purchases	US Government Sales and Maturities
$75,054,124	$15,827,786	$29,667,559	$0

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to paid-in

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. The permanent difference in the current year is primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes.

The tax character of dividends or distributions declared during the period ended December 31, 2018:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2018	$1,481,636	$147,472	$2,373	$1,631,481

As December 31, 2018, the components of Distributable Loss on a tax basis were as follows:

Post October Losses	$485,373
Unrealized Depreciation	1,201,627
Other Temporary Differences	55,459

Total Distributable Losses	$1,742,459

Post October losses represent losses realized on investment transactions from November 1, 2018 through December 31, 2018 that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at December 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$105,634,285	$288,881	$(1,490,509)	$(1,201,628)

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed-income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high-yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (“CDOs”) and Collateralized Loan Obligations (“CLOs”) Risk — CDO and CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Corporate Fixed-Income Securities Risk — Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund’s custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Derivatives Risk — The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, liquidity risk and tax risk. Liquidity risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by shareholders. Certain derivatives are also subject to counterparty risk, credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Counterparty risk and credit risk are described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Downgrade Risk — The risk that securities are subsequently downgraded in the event that rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed-income security, typically reducing the security’s value.

Fixed-Income Securities Risk — The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Futures Contracts Risk — Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures typically include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, these securities are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that U.S. fixed-income securities may underperform other segments of the fixed-income markets or the fixed-income markets as a whole.

Leverage Risk —The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy the Fund’s obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses, and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest-rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans generally would be expected to decline and, therefore, to extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Residential mortgage-backed securities may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. Residential mortgage-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issued residential mortgage-backed securities.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

investing in commercial mortgage backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage or asset-backed securities.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed-income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Short Exposure Risk — The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed above.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10. Other:

At December 31, 2018, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Penn Mutual AM Unconstrained Bond Fund
I Shares	2	93%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

12. New Accounting Pronouncement:

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Penn Mutual AM Unconstrained Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Penn Mutual AM Unconstrained Bond Fund (one of the Funds constituting The Advisors’ Inner Circle Fund III, hereafter referred to as the “Fund”) as of December 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 2, 2018 (commencement of operations) through December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the period July 2, 2018 (commencement of operations) through December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 28, 2019

We have served as the auditor of one or more investment companies in Penn Mutual Asset Management, LLC since 2018.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/18	Ending Account Value 12/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
I Class Shares	$1,000.00	$999.00	0.86%	$4.31
Hypothetical 5% Return
I Class Shares	$1,000.00	$1020.59	0.86%	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since inception to the period ended December 31, 2018.)

[THIS PAGE INTENTIONALLY LEFT BLANK]

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES 2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees[4] (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

1 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2 Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3 Trustees oversee 25 funds in The Advisors’ Inner Circle Fund III.

4 Mr. Doran may be deemed to be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

5 Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies) or other investment companies under the 1940 Act..

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-523-8637. The following chart lists Trustees and Officers as of December 31, 2018.

Other Directorships Held in the Past Five Years[5]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INDEPENDENT TRUSTEES[2]

JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2 Trustees oversee 25 funds in The Advisors’ Inner Circle Fund III.

3 Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies) or other investment companies under the 1940 Act..

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Other Directorships Held in the Past Five Years[3]

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis, & Bockius LLP from 2006 to 2010.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Other Directorships Held in the Past Five Years

None.

None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)

RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Other Directorships Held in the Past Five Years

None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)

ROBERT NESHER (Born: 1946)	Vice Chairman (Since 2014)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, from 2007 to 2013. President and Director of SEI Opportunity Fund, L.P. to 2010. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Other Directorships Held in the Past Five Years

None.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Other Directorships Held in the Past Five Years
None.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2018, the Fund is designating the following items with regard to distributions paid during the year.

Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Foreign Tax Credit(6)

90.82%	9.04%	0.15%	100.00%	0.00%	0.00%	25.45%	91.07%	100.00%	0.00%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).
2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
5.	The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.
6.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2018. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2018. The total amount of foreign source income is $0 and the total amount of foreign tax paid is $0. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2018. Complete information will be computed and reported with your 2018 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on March 29, 2018 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement,

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
DECEMBER 31, 2018

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Penn Mutual AM Unconstrained Bond Fund

P.O. Box 219009

Kansas City, MO 64121

1-844-448-3383

Investment Adviser:

Penn Mutual Asset Management, LLC

600 Dresher Road, Suite 100

Horsham, Pennsylvania 19044

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PNN-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$378,215	None	None	$0	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$60,000(2)	None	None	$0
(d)	All Other Fees	None	None	$10,000	None	None	$0

(2)	Tax return preparation fees for affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$0	None	None	$0	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$0	None	None	$0	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $70,000 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 11, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: March 11, 2019

*	Print the name and title of each signing officer under his or her signature.